                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08850

                         Name and address of Registrant:

                                ICAP Funds, Inc.
                        225 West Wacker Drive, Suite 2400
                             Chicago, Illinois 60606

                     Name and address of agent for service:

                                Pamela H. Conroy
                        Institutional Capital Corporation
                        225 West Wacker Drive, Suite 2400
                             Chicago, Illinois 60606

                                   Copies to:
                                  Carol A. Gehl
                              Godfrey & Kahn, S.C.
                             780 North Water Street
                           Milwaukee, Wisconsin 53202

                   Registrant's telephone number: 312-424-9100

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

ICAP EQUITY FUND
SCHEDULE OF INVESTMENTS BY SECTOR
As of March 31, 2006 (unaudited)

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCKS                                  97.6%

BASIC INDUSTRIES                                3.3%
Bunge Ltd.                                                137,400   $  7,654,554
Temple-Inland Inc.                                        195,500      8,709,525
United States Steel Corp.                                 191,650     11,629,322
                                                                    ------------
                                                                      27,993,401
                                                                    ------------
CAPITAL SPENDING                                6.9%
Caterpillar Inc.                                          174,550     12,534,435
Cooper Industries Ltd. Class A                            106,750      9,276,575
Honeywell International Inc.                              535,350     22,896,920
Textron Inc.                                              150,550     14,059,864
                                                                    ------------
                                                                      58,767,794
                                                                    ------------
COMMUNICATIONS                                  5.9%
BellSouth Corp.                                           738,550     25,590,758
Sprint Nextel Corp.                                       978,250     25,277,980
                                                                    ------------
                                                                      50,868,738
                                                                    ------------
CONSUMER DURABLES                               0.9%
Masco Corp.                                               227,350      7,386,602
                                                                    ------------
CONSUMER SERVICES                               2.3%
Carnival Corp.                                            415,800     19,696,446
                                                                    ------------
CONSUMER STAPLES                                7.9%
Altria Group, Inc.                                        373,150     26,441,409
McDonald's Corp.                                          707,650     24,314,854
PepsiCo, Inc.                                             291,350     16,837,116
                                                                    ------------
                                                                      67,593,379
                                                                    ------------
ENERGY                                         12.5%
Amerada Hess Corp.                                         75,250     10,715,600
Exxon Mobil Corp.                                         629,150     38,290,069
Halliburton Co.                                           244,800     17,875,296
Marathon Oil Corp.                                        279,939     21,322,954
Occidental Petroleum Corp.                                203,250     18,831,112
                                                                    ------------
                                                                     107,035,031
                                                                    ------------

See notes to schedule of investments.

*    Non-income producing.

ICAP EQUITY FUND
SCHEDULE OF INVESTMENTS BY SECTOR
As of March 31, 2006 (unaudited)

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                      -----------   ------------
FINANCIAL                                      27.1%
American International Group, Inc.                        325,050   $ 21,482,555
Aon Corp.                                                 364,591     15,134,172
Bank of America Corp.                                     853,400     38,863,836
CIT Group Inc.                                            205,600     11,003,712
Citigroup Inc.                                            800,286     37,797,508
Fidelity National Financial, Inc.                         133,150      4,730,819
JPMorgan Chase & Co.                                      623,700     25,970,868
The Bank of New York Co., Inc.                            266,850      9,617,274
The Goldman Sachs Group, Inc.                             149,750     23,504,760
The St. Paul Travelers Cos., Inc.                         505,330     21,117,741
Wells Fargo & Co.                                         368,550     23,539,288
                                                                    ------------
                                                                     232,762,533
                                                                    ------------
HEALTH CARE                                     8.1%
Abbott Laboratories                                       552,500     23,464,675
Baxter International Inc.                                 588,850     22,853,269
Novartis AG ADR                                           410,400     22,752,576
                                                                    ------------
                                                                      69,070,520
                                                                    ------------
RETAIL                                          3.7%
Sears Holdings Corp.*                                      78,250     10,347,780
Wal-Mart Stores, Inc.                                     460,100     21,735,124
                                                                    ------------
                                                                      32,082,904
                                                                    ------------
TECHNOLOGY                                      9.5%
Freescale Semiconductor, Inc. Class B*                    263,250      7,310,452
Hewlett-Packard Co.                                       415,050     13,655,145
International Business Machines Corp.                     266,550     21,982,379
Microsoft Corp.                                           917,800     24,973,338
Motorola, Inc.                                            571,000     13,081,610
                                                                    ------------
                                                                      81,002,924
                                                                    ------------
TRANSPORTATION                                  4.4%
CSX Corp.                                                 223,450     13,362,310
Norfolk Southern Corp.                                    451,500     24,412,605
                                                                    ------------
                                                                      37,774,915
                                                                    ------------

See notes to schedule of investments.

*    Non-income producing.

ICAP EQUITY FUND
SCHEDULE OF INVESTMENTS BY SECTOR
As of March 31, 2006 (unaudited)

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                      -----------   ------------
UTILITIES                                       5.1%
Dominion Resources, Inc.                                  337,050   $ 23,266,562
Entergy Corp.                                             298,650     20,588,931
                                                                    ------------
                                                                      43,855,493
                                                                    ------------
TOTAL COMMON STOCKS
(cost $671,367,967)                                                  835,890,680
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT
                                                      -----------
SHORT-TERM INVESTMENT                           2.2%

VARIABLE RATE DEMAND DEPOSIT                    2.2%
UMB Bank Money Market Fiduciary, 3.16%                $18,948,356   $ 18,948,356
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
(cost $18,948,356)                                                    18,948,356
                                                                    ------------
TOTAL INVESTMENTS                              99.8%
(cost $690,316,323)                                                  854,839,036
Cash and Other Assets, less Liabilities         0.2%                   2,085,804
                                                                    ------------
NET ASSETS                                    100.0%                $856,924,840
                                                                    ============

See notes to schedule of investments.

*    Non-income producing.

ICAP SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS BY SECTOR
As of March 31, 2006 (unaudited)

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCKS                                  98.1%

BASIC INDUSTRIES                                4.1%
Bunge Ltd.                                                159,850   $  8,905,244
United States Steel Corp.                                 464,100     28,161,588
                                                                    ------------
                                                                      37,066,832
                                                                    ------------
CAPITAL SPENDING                                4.2%
Caterpillar Inc.                                          307,600     22,088,756
Honeywell International Inc.                              369,000     15,782,130
                                                                    ------------
                                                                      37,870,886
                                                                    ------------
COMMUNICATIONS                                  4.0%
Sprint Nextel Corp.                                     1,373,400     35,488,656
                                                                    ------------
CONSUMER SERVICES                               4.1%
Carnival Corp.                                            771,100     36,527,007
                                                                    ------------
CONSUMER STAPLES                                8.8%
Altria Group, Inc.                                        558,700     39,589,482
McDonald's Corp.                                        1,136,250     39,041,550
                                                                    ------------
                                                                      78,631,032
                                                                    ------------
ENERGY                                         12.4%
Amerada Hess Corp.                                        128,050     18,234,320
Exxon Mobil Corp.                                         653,200     39,753,752
Halliburton Co.                                           404,450     29,532,939
Marathon Oil Corp.                                        308,452     23,494,789
                                                                    ------------
                                                                     111,015,800
                                                                    ------------
FINANCIAL                                      22.6%
American International Group, Inc.                        542,650     35,863,738
Aon Corp.                                                 540,200     22,423,702
Bank of America Corp.                                   1,501,481     68,377,445
JPMorgan Chase & Co.                                      865,650     36,045,666
The St. Paul Travelers Cos., Inc.                         931,662     38,934,155
                                                                    ------------
                                                                     201,644,706
                                                                    ------------
HEALTH CARE                                    11.3%
Abbott Laboratories                                       817,650     34,725,596
Baxter International Inc.                                 649,650     25,212,917
Novartis AG ADR                                           733,300     40,654,152
                                                                    ------------
                                                                     100,592,665
                                                                    ------------
RETAIL                                          5.3%
Sears Holdings Corp.*                                     168,750     22,315,500
Wal-Mart Stores, Inc.                                     524,150     24,760,846
                                                                    ------------
                                                                      47,076,346
                                                                    ------------

See notes to schedules of investments.

*    Non-income produing.

ICAP SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS BY SECTOR
As of March 31, 2006 (unaudited)

                                                       NUMBER OF
                                                         SHARES         VALUE
                                                      -----------   ------------
TECHNOLOGY                                      7.8%
Freescale Semiconductor, Inc. Class B*                    272,050   $  7,554,828
Hewlett-Packard Co.                                       737,600     24,267,040
Microsoft Corp.                                         1,376,350     37,450,484
                                                                    ------------
                                                                      69,272,352
                                                                    ------------
TRANSPORTATION                                  7.5%
CSX Corp.                                                 426,300     25,492,740
Norfolk Southern Corp.                                    762,350     41,220,264
                                                                    ------------
                                                                      66,713,004
                                                                    ------------
UTILITIES                                       6.0%
Dominion Resources, Inc.                                  398,650     27,518,809
Entergy Corp.                                             379,750     26,179,965
                                                                    ------------
                                                                      53,698,774
                                                                    ------------
TOTAL COMMON STOCKS
(cost $791,706,493)                                                  875,598,060
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT
                                                      -----------
SHORT-TERM INVESTMENT                           4.2%

VARIABLE RATE DEMAND DEPOSIT                    4.2%
UMB Bank Money Market Fiduciary, 3.16%                $37,645,907   $ 37,645,907
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
(cost $37,645,907)                                                    37,645,907
                                                                    ------------
Total Investments                             102.3%
(cost $829,352,400)                                                  913,243,967
                                                                    ------------
Liabilities less Other Assets                  (2.3)%                (20,380,421)
                                                                    ------------
NET ASSETS                                    100.0%                $892,863,546
                                                                    ============

See notes to schedules of investments.

*    Non-income producing.

ICAP INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS BY SECTOR
As of March 31, 2006 (unaudited)

                                                        NUMBER
                                                       OF SHARES        VALUE
                                                      -----------   ------------
COMMON STOCKS                                  98.9%
BASIC INDUSTRIES                                8.7%
Imperial Chemical Industries plc                        1,235,900   $  7,417,544
Mitsubishi Corp. ADR                                      280,800     12,756,070
Rio Tinto plc                                             224,900     11,399,095
                                                                    ------------
                                                                      31,572,709
                                                                    ------------
CAPITAL SPENDING                                6.2%
Atlas Copco AB Class B                                    179,400      4,684,283
Investor AB Class B                                       377,750      6,858,312
Siemens AG ADR                                            117,150     10,914,866
                                                                    ------------
                                                                      22,457,461
                                                                    ------------
COMMUNICATIONS                                  4.6%
StarHub Ltd.                                            3,510,700      4,707,835
Vivendi Universal S.A. ADR                                345,000     11,799,000
                                                                    ------------
                                                                      16,506,835
                                                                    ------------
CONSUMER DURABLES                               0.3%
Toyota Industries Corp.                                    27,600      1,124,491
                                                                    ------------
CONSUMER SERVICES                               5.1%
Carnival plc                                              159,500      7,829,748
Groupe Bruxelles Lambert                                   50,600      5,621,542
Intercontinental Hotels Group plc                         297,700      4,861,831
                                                                    ------------
                                                                      18,313,121
                                                                    ------------
CONSUMER STAPLES                                9.1%
Cadbury Schweppes plc ADR                                 105,000      4,200,000
Diageo plc                                                780,450     12,271,950
Japan Tobacco Inc.                                          1,230      4,315,789
Nestle S.A. ADR                                           164,550     12,182,130
                                                                    ------------
                                                                      32,969,869
                                                                    ------------
ENERGY                                         10.3%
BP plc ADR                                                219,650     15,142,671
ERG S.p.A.                                                281,000      7,345,516
Total S.A. ADR                                            112,550     14,826,212
                                                                    ------------
                                                                      37,314,399
                                                                    ------------
FINANCIAL                                      23.2%
Allianz AG                                                 64,950     10,829,978
Barclays plc                                              899,000     10,502,628
Credit Suisse Group ADR                                   189,300     10,574,298
Deutsche Bank AG                                           91,700     10,459,549
ING Groep NV ADR                                          277,800     10,945,320
Kookmin Bank ADR                                           38,250      3,271,140
Mizuho Financial Group, Inc.                                  785      6,406,941
Sumitomo Mitsui Financial Group, Inc.                         325      3,690,991
UBS AG ADR                                                 64,550      7,098,564
UniCredito Italiano S.p.A.                              1,367,700      9,873,327
                                                                    ------------
                                                                      83,652,736
                                                                    ------------

See notes to schedules of investments.

*    Non-income producing.

ICAP INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS BY SECTOR
As of March 31, 2006 (unaudited)

                                                        NUMBER
                                                       OF SHARES        VALUE
                                                      -----------   ------------
HEALTH CARE                                    10.0%
AstraZeneca plc ADR                                       117,700   $  5,912,071
Daiichi Sankyo Co., Ltd.                                  376,000      8,556,318
Novartis AG ADR                                           274,550     15,221,052
Takeda Pharmaceutical Co., Ltd.                           113,600      6,460,344
                                                                    ------------
                                                                      36,149,785
                                                                    ------------
PROPERTY                                        3.8%
Mitsui Fudosan Co., Ltd.                                  287,800      6,598,008
The Wharf (Holdings) Ltd.                               1,889,900      6,941,088
                                                                    ------------
                                                                      13,539,096
                                                                    ------------
RETAIL                                          1.8%
Jardine Matheson Holdings Ltd.                            304,200      5,597,280
Yamada Denki Co., Ltd.                                      8,100        931,579
                                                                    ------------
                                                                       6,528,859
                                                                    ------------
TECHNOLOGY                                      7.0%
Canon Inc. ADR                                             65,250      4,309,763
LG. Phillips LCD Co., Ltd. ADR*                           152,750      3,467,425
Philips Electronics NV ADR                                382,716     12,878,393
Rohm Co., Ltd.                                             43,350      4,574,180
                                                                    ------------
                                                                      25,229,761
                                                                    ------------
TRANSPORTATION                                  3.5%
Central Japan Railway Co.                                   1,269     12,475,973
                                                                    ------------
UTILITIES                                       5.3%
Drax Group plc*                                           249,600      3,346,762
E. ON AG ADR                                              348,700     12,762,420
Fortum Corp.                                              114,050      2,873,679
                                                                    ------------
                                                                      18,982,861
                                                                    ------------
TOTAL COMMON STOCKS
(cost $314,461,960)                                                  356,817,956
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT
                                                      -----------
SHORT-TERM INVESTMENT                           3.8%
VARIABLE RATE DEMAND DEPOSIT                    3.8%
UMB Bank Money Market Fiduciary, 3.16%                $13,842,475   $ 13,842,475
TOTAL SHORT-TERM INVESTMENT
(cost $13,842,475)                                                    13,842,475
                                                                    ------------
TOTAL INVESTMENTS                             102.7%
(cost $328,304,435)                                                  370,660,431
Liabilities less Other Assets                  (2.7)%                 (9,823,490)
                                                                    ------------
NET ASSETS                                    100.0%                $360,836,941
                                                                    ============

See notes to schedules of investments.

*    Non-income producing.

INTERNATIONAL FUND COUNTRY COMPOSITION AS OF MARCH 31, 2006:

  COUNTRY      %
  -------     ---
JAPAN          20%
UK             20%
SWITZERLAND    13%
GERMANY        13%
FRANCE          7%
NETHERLANDS     7%
ITALY           5%
HONG KONG       3%
SWEDEN          3%
AUSTRALIA       3%
SOUTH KOREA     2%
BELGIUM         2%
SINGAPORE       1%
FINLAND         1%
              ---
Total         100%

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2006
(unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by ICAP Funds, Inc. ("ICAP") in the preparation of its schedules of investments. These policies are in conformity with U.S. generally accepted accounting principles.

     (A) INVESTMENT VALUATION - Common stocks and other equity-type securities are valued at the last sales price on the U.S. or foreign securities exchange on which such securities are primarily traded, and with respect to equity securities traded on Nasdaq, such securities are valued using the Nasdaq Official Closing Price. However, securities traded on a U.S. or foreign securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes techniques to determine values for normal institutional-sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair value of such securities; otherwise, actual sale or bid prices are used. Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Events affecting the values of Fund securities that occur after the close of regular trading on the NYSE will not be reflected in a Fund's net asset value unless ICAP determines that the particular event would materially affect net asset value. In addition, events affecting the values of foreign Fund securities may occur on days in which U.S. securities exchanges are closed but foreign securities exchanges are open, and on days in which foreign securities exchanges are closed but U.S. securities exchanges are open. As a result, a Fund's net asset value may be significantly affected by such trading on days when shareholders will not be able to purchase or redeem shares. If ICAP determines that a particular event materially affects net asset value, ICAP may value the affected security or securities in accordance with pricing procedures adopted by the Board of Directors. In accordance with Board-approved pricing procedures, adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Any such determinations must be reported by ICAP to the full Board of Directors quarterly. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is recognized daily.

     (B) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses and on interest and dividend receivables is reflected as a component of such gains or losses. Foreign denominated assets may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.

     (C) SHORT-TERM INVESTMENTS - The Funds maintain uninvested cash in a bank overnight investment vehicle at their custodian. This may present credit risk to the extent the custodian fails to perform in accordance with the custody agreement. The creditworthiness of the custodian is monitored and this investment is considered to present minimal credit risk by Institutional Capital Corporation, the investment adviser to the ICAP Funds.

     (D)  OTHER - Investment transactions are accounted for on the trade date.

     (E) ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Tax Information

At March 31, 2006, gross unrealized appreciation and depreciation of investments, including foreign currency, based on cost for federal income tax purposes were as follows:

                                                       ICAP             ICAP
                                     ICAP         SELECT EQUITY    INTERNATIONAL
                                 EQUITY FUND           FUND             FUND
                                 -----------      -------------    -------------
Cost of investments              $ 690,632,165    $ 829,836,989    $ 328,782,540
                                 =============    =============    =============

Gross unrealized appreciation    $ 170,276,588    $  92,786,811    $  43,926,021
Gross unrealized depreciation       (6,069,717)      (9,379,833)      (2,048,130)
                                 -------------    -------------    -------------
Net unrealized appreciation on
   investments                   $ 164,206,871    $  83,406,978    $  41,877,891
                                 =============    =============    =============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer concluded that the Registrant's Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Section 302 certifications - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP Funds, Inc.


By: /s/ Pamela H. Conroy
    ------------------------------------
    Pamela H. Conroy
    Vice President, Treasurer, Secretary
    and Chief Compliance Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Lyon
    ------------------------------------
    Robert H. Lyon
    President

Date: May 30, 2006


By: /s/ Pamela H. Conroy
    ------------------------------------
    Pamela H. Conroy
    Vice President, Treasurer, Secretary
    and Chief Compliance Officer

Date: May 30, 2006